UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Lampe, Conway & Co. LLC

Address:  680 Fifth Avenue
          12th Floor
          New York, New York  10019

13F File Number: 028-12129

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard F. Conway
Title:  Managing Member
Phone:  (212) 581-8989


Signature, Place and Date of Signing:

/s/ Richard F. Conway           New York, New York           February 12, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).


List of Other Managers Reporting for this Manager:


NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  54

Form 13F Information Table Value Total: $266,279.77
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number       Name

1.       028-12130                  LC Capital Master Fund, Ltd.

                                        FORM 13F INFORMATION TABLE
                                              December 31, 2007


COLUMN 1                       COLUMN  2          COLUMN 3    COLUMN 4         COLUMN 5        COLUMN 6   COLUMN 7     COLUMN 8

                                                              VALUE       SHRS OR   SH/ PUT/  INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP       (X$1000)    PRN AMT   PRN CALL  DISCRETION  MNGRS   SOLE  SHARED  NONE
--------------                 --------------     -----       --------    -------   --------  ----------  -----   ----  ------  ----
ADVANCED MICRO DEVICES INC     COM                007903107    2,767.500    369,000              Yes               x
AMBAC FINL GROUP INC           COM                023139108   11,805.237    458,100              Yes               x
ARBINET THEXCHANGE INC         COM                03875P100    8,685.144  1,435,561              Yes               x
BARRIER THERAPEUTICS INC       COM                06850r108      362.693     92,054              Yes               x
BIGBAND NETWORKS INC           COM                089750509      710.235    138,178              Yes               x
CADIZ INC                      COM NEW            127537207    6,569.892    312,852              Yes               x
CAL DIVE INT'L INC DEL         COM                12802t101    4,393.363    331,825              Yes               x
CITADEL BROADCASTING CORP      COM                17285t106    1,945.577    944,455              Yes               x
COMSYS IT PARTNERS INC         COM                20581e104    6,839.478    433,427              Yes               x
COUNTRYWIDE FINANCIAL CORP     COM                222372104    8,984.700  1,005,000              Yes               x
DAYSTAR TECHNOLOGIES INC       COM                23962q100   10,293.750  1,830,000              Yes               x
DAYSTAR TECHNOLOGIES INC       COM                23962q100   15,441.654  2,745,183              Yes               x
DDI CORP                       COM 0.0001 NEW     233162502    4,158.302    738,597              Yes               x
E TRADE FINANCIAL CORP         COM                269246104    8,101.100  2,282,000              Yes               x
EASTMAN KODAK CO               COM                277461109    2,005.479     91,700              Yes               x
ELIXIR GAMING TECNOLOGIES I    COM                28661g105      928.800    216,000              Yes               x
FOREST LABS INC                COM                345838106    2,562.435     70,300              Yes               x
FREMONT GEN CORP               COM                357288109    1,953.000    558,000              Yes               x
IBASIS INC                     COM                450732201   10,397.192  2,026,743              Yes               x
IMATION CORP                   COM                45245a107    1,323.000     63,000              Yes               x
INTEGRAL SYS INC MD            COM                45810h107    3,951.595    169,888              Yes               x
KING PHARMACEUTICALS INC       COM                495582108      911.360     89,000              Yes               x
LENNAR CORP                    CL A               526057104    1,622.623     90,700              Yes               x
LEXMARK INTL NEW               CL A               529771107    1,125.978     32,300              Yes               x
MICRON TECHNOLOGY INC          COM                595112103    1,297.750    179,000              Yes               x
MIRANT CORP NEW                *W EXP 01/03/201   60467r118    2,501.114    135,856              Yes               x
MIRANT CORP NEW                *W EXP 01/03/201   60467r126   43,715.476  2,236,086              Yes               x
MUELLER WTR PRODS INC          COM SER B          624758207    6,358.058    637,719              Yes               x
NEXCEN BRANDS INC              COM                653351106    1,158.880    239,438              Yes               x
NORTEL NETWORKS CORP NEW       COM NEW            656568508    1,705.170    113,000              Yes               x
NORTHWEST AIRLS CORP           COM                667280408   11,159.641    769,100              Yes               x
NUTRI SYS INC NEW              COM                67069d108      809.400     30,000              Yes               x
ON2 TECHNOLOGIES INC           COM                68338a107      683.958    670,547              Yes               x
PARTICLE DRILLING TECHNOLOGI   COM                70212g101    5,654.036  2,191,487              Yes               x
POLO RALPH LAUREN CORP         CL A               731572103    1,711.583     27,700              Yes               x
QUADRAMED CORP                 COM                74730w101    2,181.916  1,166,800              Yes               x
QUADRAMED CORP                 COM                74730w101      963.237    515,100              Yes               x
RCN CORP                       COM NEW            749361200    6,565.386    421,128              Yes               x
SANTARUS INC                   COM                802817304    1,216.168    442,243              Yes               x
SEPRACOR INC                   COM                817315104    2,302.125     87,700              Yes               x
SIGMATEL INC                   COM                82661w107    7,975.665  3,779,936              Yes               x
SILICON GRAPHICS INC           COM NEW            827056300   16,087.826    880,078              Yes               x
SLM CORP                       COM                78442p106      926.440     46,000              Yes               x
SONOCO PRODS CO                COM                835495102      980.400     30,000              Yes               x
SOURCEFIRE INC                 COM                83616T108      825.468     98,977              Yes               x
SPECTRUM BRANDS INC            COM                84762L105    1,563.076    293,260              Yes               x
SUN TIMES MEDIA GROUP INC      COM                86688q100    2,508.361  1,140,164              Yes               x
TELLABS INC                    COM                879664100      889.440    136,000              Yes               x
TERRESTAR CORP                 COM                881451108   16,385.767  1,111,485              Yes               x
THERMADYNE HLDGS CORP NEW      COM PAR $0.01      883435307    1,749.265    152,110              Yes               x
TOLL BROTHERS INC              COM                889478103      832.490     41,500              Yes               x
TRM CORP                       COM                872636105      561.556  1,247,903              Yes               x
UNITED RENTALS INC             COM                911363109    6,754.424    367,888              Yes               x
VITAL IMAGES INC               COM                92846n104      415.610     23,000              Yes               x

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